Debt issued designated at fair value (Table)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Designated Financial Liabilities At Fair Value Through Profit Or Loss
USD million	31.12.19	31.12.18
Issued debt instruments
Equity-linked[1]	41,722	34,392
Rates-linked	16,318	12,073
Credit-linked	1,916	3,282
Fixed-rate	4,636	5,099
Commodity-linked	1,567	1,785
Other	649	401
of which: debt that contributes to total loss-absorbing capacity	217	0
Total debt issued designated at fair value	66,809	57,031
of which: issued by UBS AG with original maturity greater than one year[2]	51,031	40,289
of which: life-to-date own credit (gain) / loss	92	(270)
1 Includes investment fund unit-linked instruments issued. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. More than 99% of the balance as of 31 December 2019 was unsecured (31 December 2018: more than 99% of the balance was unsecured).

Debt issued designated at fair value
Disclosure Of Financial Liabilities [Line Items]
Maturity analysis for nonderivative financial liabilities
Contractual maturity of carrying amount
USD million	2020	2021	2022	2023	2024	2025–2029	Thereafter	Total 31.12.19	Total 31.12.18
UBS Group AG1
Non-subordinated debt
Fixed-rate	0	0	0	0	0	0	217	217	0
UBS AG2
Non-subordinated debt
Fixed-rate	3,648	1,778	755	288	334	386	3,178	10,368	11,807
Floating-rate	21,547	10,748	3,435	2,608	3,290	8,109	5,562	55,299	43,562
Subtotal	25,195	12,526	4,190	2,897	3,624	8,495	8,740	65,668	55,370
Other subsidiaries[3]
Non-subordinated debt
Fixed-rate	48	92	6	0	0	345	29	520	1,230
Floating-rate	102	43	197	27	0	0	35	404	431
Subtotal	150	134	203	27	0	345	64	924	1,662
Total	25,345	12,661	4,394	2,924	3,624	8,840	9,021	66,809	57,031
1 Comprises instruments issued by the legal entity UBS Group AG. 2 Comprises instruments issued by the legal entity UBS AG. 3 Comprises instruments issued by subsidiaries of UBS AG.

UBS AG
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Designated Financial Liabilities At Fair Value Through Profit Or Loss
USD million	31.12.19	31.12.18
Issued debt instruments
Equity-linked[1]	41,722	34,392
Rates-linked	16,318	12,073
Credit-linked	1,916	3,282
Fixed-rate	4,636	5,099
Commodity-linked	1,567	1,785
Other	432	401
Total debt issued designated at fair value	66,592	57,031
of which: issued by UBS AG with original maturity greater than one year[2]	51,031	40,289
of which: life-to-date own credit (gain) / loss	82	(270)
1 Includes investment fund unit-linked instruments issued. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. More than 99% of the balance as of 31 December 2019 was unsecured (31 December 2018: more than 99% of the balance was unsecured).

UBS AG | Debt issued designated at fair value
Disclosure Of Financial Liabilities [Line Items]
Maturity analysis for nonderivative financial liabilities
Contractual maturity of carrying amount
USD million	2020	2021	2022	2023	2024	2025–2029	Thereafter	Total 31.12.19	Total 31.12.18
UBS Group AG1
Non-subordinated debt
Fixed-rate	0	0	0	0	0	0	217	217	0
UBS AG2
Non-subordinated debt
Fixed-rate	3,648	1,778	755	288	334	386	3,178	10,368	11,807
Floating-rate	21,547	10,748	3,435	2,608	3,290	8,109	5,562	55,299	43,562
Subtotal	25,195	12,526	4,190	2,897	3,624	8,495	8,740	65,668	55,370
Other subsidiaries[3]
Non-subordinated debt
Fixed-rate	48	92	6	0	0	345	29	520	1,230
Floating-rate	102	43	197	27	0	0	35	404	431
Subtotal	150	134	203	27	0	345	64	924	1,662
Total	25,345	12,661	4,394	2,924	3,624	8,840	9,021	66,809	57,031
1 Comprises instruments issued by the legal entity UBS Group AG. 2 Comprises instruments issued by the legal entity UBS AG. 3 Comprises instruments issued by subsidiaries of UBS AG.